Operating Segments - Summary of Geographical Segments (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of geographical areas [Line Items]
Revenue		$ 104,946	$ 146,889	$ 117,957	$ 141,737	$ 120,177	$ 124,815	$ 103,609	$ 137,410	$ 511,529	$ 486,011	$ 675,256
Non-Current Assets*	[1]	792,278				1,116,329				792,278	1,116,329
India [Member]
Disclosure of geographical areas [Line Items]
Revenue										490,861	453,912	647,077
Non-Current Assets*	[1]	786,770				1,110,600				786,770	1,110,600
United States [Member]
Disclosure of geographical areas [Line Items]
Revenue										536	647	113
Non-Current Assets*	[1]	112				7				112	7
South East Asia [Member]
Disclosure of geographical areas [Line Items]
Revenue										10,324	20,145	10,888
Non-Current Assets*	[1]	4,876				5,504				4,876	5,504
Europe [Member]
Disclosure of geographical areas [Line Items]
Revenue										3,998	4,811	6,972
All Other Countries [Member]
Disclosure of geographical areas [Line Items]
Revenue										5,810	6,496	$ 10,206
Non-Current Assets*	[1]	$ 520				$ 218				$ 520	$ 218

[1]	Non-current assets presented above represent property, plant and equipment, intangible assets and goodwill, non-current tax assets, and other non-current assets (excluding financial assets).